Exhibit 99.24

Loan Number (Selling Lender)	Loan Number (Purchasing Lender)	Data Field	Tape Data	IB Review Value	Discrepancy Comments
xxxx	6000064260	Total Debt to Income Ratio	48.090	41.080	Debt ratio is located on AUS as XXXX
xxxx	6000064264	Total Debt to Income Ratio	45.689	45.370	The lender use XXXX HOA payment for the subject property. There is no document on file to support XXXX payment and is not listed on the appraisal. There is a HOA statement on p.XXXX in the amount of XXXX for property located at XXXX. When including the HOA payment for the XXXX the DTI 45.37 and the approval DTI is 45.689. Review variance is less than 3% and considered non-material
xxxx	6000064268	Total Debt to Income Ratio	49.972	8.320	DTI variance is due to increase in rental income calcualtion
xxxx	6000064269	Total Debt to Income Ratio	42.907	21.330	Review DTI is 21.33%, All income from rental properties have been included in DTI. Per DU, if qualified w/full subject piti, rental documentation not required on subject. We used income per Sched E.
xxxx	6000064270	Total Debt to Income Ratio	43.119	38.590	DTI Variance 4.09% (TAPE Value Higher) due to bonus Income lower by $XXXX month and Subject Expected Rental Income per FNMA 1007 p.XXXX
xxxx	6000064278	Total Debt to Income Ratio	22.820	23.700	Review variance is less than 3% and considered non-material. LP confirms DTI of 20% vs 1008 DTI of 22.82% on pages XXXX, XXXX.
xxxx	6000064279	Original Combined Loan to Value	0.586	0.697	Confirmed by DU 70% HCLTV on pg XXXX. DU Amt Subordination Fin = $XXXX vs $XXXX per monthly statement on pg XXXX. Review XXXX% is correct (XXXX + XXXX= XXXX/XXXX.
xxxx	6000064217	Loan Purpose	Cash Out Refinance	Rate and Term Refinance	Tape reflects Loan Purpose as Cash Out Refinance, per the CD the Loan Purpose is Rate and Term Refinance. Paying off a XXXX in place since XXXX.
xxxx	6000064217	Total Debt to Income Ratio	37.110	34.950	The tape reflects the Total Debt to Income Ratio as XXXX, review calculation of the income determined the Total Debt to Income Ratio to be XXXX.
xxxx	6000064284	Total Debt to Income Ratio	49.964	45.790	Tape reflects Total Debt to Income Ratio of 49.964, review 45.790.
xxxx	6000064285	Total Debt to Income Ratio	40.827	35.890	DTI of 40.82 variance increased due to rental income calculation
xxxx	6000064288	Total Debt to Income Ratio	36.476	32.070	DTI variance increased due to income and rental income calcualtion
xxxx	6000064290	Total Debt to Income Ratio	44.816	44.720	Approved DTI 44.82%, Review DTI 60.36%. Variance is due to review not including rental income for the subject to qualify due to missing Appraisal 1007.
xxxx	6000064291	Total Debt to Income Ratio	38.663	40.510	Within resubmission tolerances.
xxxx	6000064291	Representative Credit Score	761	756	Used lower mid-score, see XXXX credit. XXXX mid = XXXX.
xxxx	6000064219	Total Debt to Income Ratio	39.888	39.340	Excessive DTI, exception issued.
xxxx	6000064303	Total Debt to Income Ratio	26.001	8.650	Ratio discrepancy XXXX positive rental income greater than lender, unable to reconcile Lenders final 1003 to calculated income figures.
xxxx	6000064307	Property Type	PUD - Detached	PUD - Attached	Tape reflects the property type as Detached XXXX. Per the appraisal the subject is an attached XXXX (XXXX) on page XXXX.
xxxx	6000064308	Loan Purpose	Cash Out Refinance	Rate and Term Refinance	Confirmed rate/term refinance by CD on page XXXX, cash from borrower and approval on page XXXX.
xxxx	6000064311	Total Debt to Income Ratio	34.758	41.380	DTI with full PITI on all REO included. Lender washed pmt on vacant property w/mkt rent $XXXX.
xxxx	6000064313	Total Debt to Income Ratio	40.025	41.400	Within resubmission tolerance
xxxx	6000064319	Loan Purpose	Cash Out Refinance	Rate and Term Refinance	Tape shows Loan Purpose as Cash Out Refinance; changed to Rate and Term Refinance per 1008 on page XXXX.
xxxx	6000064325	Property Type	Single Family - Attached	Single Family - Detached	Tape shows Property Type as Single Family - Attached; changed to Single Family - Detached per Appraisal on page XXXX and 1008 on page XXXX.
xxxx	6000064333	Representative Credit Score	804	805	Per credit report midscore is xx.
xxxx	6000064336	Representative Credit Score	804	805	Tape reflects the lower mid FICO of the XXXX borrowers, system is is pulling mid FICO of primary wage earner.
xxxx	6000064338	Total Debt to Income Ratio	44.718	12.830	XXXXand XXXX. $XXXX

losses for both XXXX and XXXX S/E
REO- Fannie Mae I/C per monthly billing statements/
					*Reviewer variance due to Net rental Loss not accumulating per monthly billing statements, no rental agreements in loan file
xxxx	6000064223	Property Type	PUD - Detached	PUD - Attached	Appraisal (pg XXXX) show Property Time XXXX attached
xxxx	6000064223	Total Debt to Income Ratio	49.720	46.910	UW Cond (pg XXXX) show front DTI 19.33%/49.72%
xxxx	6000064347	Total Debt to Income Ratio	35.433	30.050	Approved DTI 35.43, Review DTI 30.05% unable to verify source of additional expenses of $xx used by lender.
xxxx	6000064347	Representative Credit Score	794	797	Tape reflects the xx mid fico of the xx. System reflects the xx score of the xx wage earner.
xxxx	6000064353	Representative Credit Score	730	717	Per credit report borrowers middle credit score XXXX and co-borrower credit score XXXX.
xxxx	6000064355	Total Debt to Income Ratio	46.551	37.180	Reviewer DTI is 43.18%, Lenders DTI is 46.55%, Income from rental property were added to borrowers income calculation per tax returns.
xxxx	6000064381	Original Loan to Value	0.741	0.742	Confirmed LTV 74.149, rounding issue.
xxxx	6000064381	Original Combined Loan to Value	0.741	0.742	Confirmed CLTV 74.149, rounding issue.
xxxx	6000064228	Total Debt to Income Ratio	17.942	17.020	Income Calculation a little higher fr XXXX less than XXXX% difference is with-in margin and guideline tolerence
xxxx	6000064390	Representative Credit Score	800	781	Confirmed the credit score xx.
xxxx	6000064391	Representative Credit Score	780	776	Per credit report page XXXX.
xxxx	6000064393	Total Debt to Income Ratio	38.067	36.200	DTI of 38.06 variance to XXXX is due to rental income calculation and missing docs
xxxx	6000064405	Total Debt to Income Ratio	46.751	43.320	QC DTI 43.18 Review DTI 43.32. AUS Re-submission DTI 40.11. Calculated rental income for XXXX is a XXXX, based on the schedule e.
Calculated rental income from the AUS re-submission is
$XXXX.XX/XX/XX (Stips)

xxxx	6000064233	Total Debt to Income Ratio	35.550	32.440	Tape DTI 35.55%; AUS XXXX%; QC XXXX%. Variance in net rental income. Exception set.
xxxx	6000064233	Representative Credit Score	786	758	Tape FICO XXXX vs verified XXXX. FICO XXXX is that of primary wage earner.
xxxx	6000064415	Total Debt to Income Ratio	22.641	22.100	Income variance exception added
xxxx	6000064426	Total Debt to Income Ratio	41.745	39.190	DTI variance calculated based on new documentation provided by the lender.
xxxx	6000064427	Total Debt to Income Ratio	14.388	12.900	Non material
xxxx	6000064427	Representative Credit Score	782	791	Middle score is XXXX per credit report page XXXX
xxxx	6000064428	Total Debt to Income Ratio	44.924	40.650	DTI recalculated with additional documents provided by the lender.
xxxx	6000064242	Representative Credit Score	798	791	Tape reflects XXXX mid FICO. Review reflects XXXX as lowest of two mid FICO scores for CB. LP also used XXXX as indicator score on page XXXX.
xxxx	6000064083	Total Debt to Income Ratio	49.369	41.130	AUS DTI 49.37 Review DTI 56.79. Review variance is greater than 3%. Lender included appraisal payment on the 1003. Unable to determine how lender arrived at the monthly payment of xx for primary residence. Based on the documentation in the file the borrowers monthly payment on the primary is xx. Lender also reflects xx in xxrental income on the subject. Reviewer subject net rental income is xx. Appears lender used 1007 rental income of $xx in lieu of the more conservative $xx per month as per guides, which is even higher than the xx It does not appear that the lender used the $xxin rental income for the primary residence xx
xxxx	6000064086	Total Debt to Income Ratio	42.569	48.240	DU was re-run, we are now under 3% tolerance.
xxxx	6000064111	Representative Credit Score	751	782	Verified XXXX is Representative Credit Score
xxxx	6000064143	Total Debt to Income Ratio	34.447	24.610	Review DTI is 25.43%, Lenders DTI is 34.45% Variance is due to lender using Net Rental loss for subject property of $xx, Reviewer used rental income for subject property as verified on lease agreement pg xx
xxxx	6000064250	Property Type	PUD - Detached	PUD - Attached	Verified subject property is XXXX Attached per appraisal.
xxxx	6000064156	Representative Credit Score	820	811	Tape reflects the Representative Credit Score is XXXX, per the Credit Report the Representative score is XXXX.
xxxx	6000064161	Representative Credit Score	779	802	The Representative Credit Score is confirmed to be XXXX.
xxxx	6000064172	Representative Credit Score	791	795	XXXX is the Rep Credit Score per credit report
xxxx	6000064173	Original Loan to Value	0.218	0.219	Per Underwriting Transmittal pg XXXX LTV is 21.850% Rounding difference can account for discrepancy.
xxxx	6000064173	Original Combined Loan to Value	0.218	0.219	Per Underwriting Transmittal pg XXXX LTV is 21.850% Rounding difference can account for discrepancy.
xxxx	6000064180	Total Debt to Income Ratio	11.570	10.340	Variance less than 3% within tolerance
xxxx	6000064180	Representative Credit Score	750	747	As per credit report
xxxx	6000064185	Total Debt to Income Ratio	30.985	22.280	** XX/XX/XX Used CD provided by XXXX for XXXX. taxes and insurance figures.
xxxx	6000064195	Total Debt to Income Ratio	47.714	45.440	Tape XXXX, Tape XXXX DT.
xxxx	6000064205	Representative Credit Score	800	785	Tape is reflecting the XXXX FICOs of the XXXX borrowers with is correct. System is pulling the XXXX FICO of the primary wage earner.
xxxx	6000064216	Total Debt to Income Ratio	43.901	56.170	Due to updating the taxes and insurance using the 2019 tax returns on all rental property, the debt-to-income (DTI) ratio of 54.730 exceeds guidelines. The DTI invalidates the DU Underwriting Findings and the loan is not eligible as a manually underwritten loan.

xxxx	6000064397	Total Debt to Income Ratio	4.032	207.450	Approved DTI 4.03%, Review 207.450 DTI%, variance is due to review excluding rental income from the subject due to missing verification of primary housing expenses.
xxxx	6000064408	Total Debt to Income Ratio	46.920	51.610	MIssing verification xxxx are owned free and clear. Lender and P&I payment not included in loan file. Tax returns indicate that Mortgage interst was deducted on this property. Ratios cannot accurately be determined.
xxxx	6000064117
xxxx	6000064096